Earnings per share - Computation (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Basic earnings per share
Profit for the period attributable to equity owners of the parent (€m)	€ 56.0	€ 49.3
Weighted average Ordinary Shares and Founder Preferred Shares (basic) in millions	174.4	177.8
Basic earnings per share	€ 0.32	€ 0.28
Diluted earnings per share
Profit for the period attributable to equity owners of the parent (€m)	€ 56.0	€ 49.3
Weighted average Ordinary Shares and Founder Preferred Shares (diluted) in millions	174.4	177.8
Diluted earnings per share	€ 0.32	€ 0.28